SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Accumulated depreciation	$ (8,431)	$ (3,292)	$ (346)
Property and equipment, net	$ 23,767	$ 28,046	1,728
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Equipment gross	$ 29,041	$ 28,181	1,787
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Equipment gross	$ 3,157	$ 3,157	$ 287